NONCONTROLLING INTERESTS - REDEEMABLE NONCONTROLLING INFORMATION (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Dec. 31, 2012
REDEEMABLE NONCONTROLLING INTERESTS
Balance at beginning of year	CAD 2,249	CAD 1,053	CAD 1,000
Loss	(3)	(11)	(24)
Other comprehensive income/(loss), net of tax, Change in unrealized gains/(loss) on cash flow hedges	(7)	(15)	4
Other comprehensive loss from equity investees	(12)
Reclassification to earnings of realized cash flow hedges	2
Reclassification to earnings of unrealized cash flow hedges	2
Change in foreign currency translation adjustment	18	5
Other comprehensive loss	3	(10)	4
Distributions to unitholders	(114)	(79)	(72)
Contributions from unitholders	670	323	92
Reversal of cumulative redemption value adjustment attributable to ECT preferred units	(541)
Dilution loss on Enbridge Income Fund issuance of trust units	(355)
Dilution loss on Enbridge Income Fund equity investment	(132)
Dilution gain on Enbridge Income Fund indirect equity investment	5
Redemption value adjustment	359	973	53
Balance at end of year	CAD 2,141	CAD 2,249	CAD 1,053
Additional disclosure
Ownership interest percentage held by noncontrolling owners	40.70%	70.60%	68.60%	34.30%	67.70%